UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

Deutsche Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

September 30, 2014

Semiannual Report

to Shareholders

Deutsche Alternative Asset Allocation Fund

(formerly DWS Alternative Asset Allocation Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
11 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
20 Notes to Financial Statements
30 Information About Your Fund's Expenses
32 Advisory Agreement Board Considerations and Fee Evaluation
38 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest rate risk, floating rate loan risk, volatility in commodity prices, infrastructure and high-yield debt securities, market direction risk (market advances when short, market declines when long), short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. The fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the fund's currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management's proprietary models. As part of these strategies, the fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the fund's aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the fund. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. See the prospectus for additional risks and specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary September 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 9/30/14
Unadjusted for Sales Charge	0.78%	5.39%	5.06%	2.36%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.02%	–0.67%	3.82%	1.52%
MSCI World Index†	2.59%	12.20%	10.86%	3.35%
Barclays U.S. Aggregate Bond Index†	2.21%	3.96%	4.12%	5.12%
S&P 500® Index†	6.42%	19.73%	15.70%	6.64%
Blended Index†	2.49%	9.75%	9.10%	4.30%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 9/30/14
Unadjusted for Sales Charge	0.38%	4.54%	4.28%	1.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.62%	4.54%	4.28%	1.54%
MSCI World Index†	2.59%	12.20%	10.86%	3.35%
Barclays U.S. Aggregate Bond Index†	2.21%	3.96%	4.12%	5.12%
S&P 500® Index†	6.42%	19.73%	15.70%	6.64%
Blended Index†	2.49%	9.75%	9.10%	4.30%
Class R	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 9/30/14
No Sales Charges	0.73%	5.21%	4.87%	2.15%
MSCI World Index†	2.59%	12.20%	10.86%	3.35%
Barclays U.S. Aggregate Bond Index†	2.21%	3.96%	4.12%	5.12%
S&P 500® Index†	6.42%	19.73%	15.70%	6.64%
Blended Index†	2.49%	9.75%	9.10%	4.30%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 9/30/14
No Sales Charges	0.82%	5.50%	5.28%	2.54%
MSCI World Index†	2.59%	12.20%	10.86%	3.35%
Barclays U.S. Aggregate Bond Index†	2.21%	3.96%	4.12%	5.12%
S&P 500® Index†	6.42%	19.73%	15.70%	6.64%
Blended Index†	2.49%	9.75%	9.10%	4.30%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 9/30/14
No Sales Charges	0.98%	5.77%	5.37%	2.60%
MSCI World Index†	2.59%	12.20%	10.86%	3.35%
Barclays U.S. Aggregate Bond Index†	2.21%	3.96%	4.12%	5.12%
S&P 500® Index†	6.42%	19.73%	15.70%	6.64%
Blended Index†	2.49%	9.75%	9.10%	4.30%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2014 are 1.98%, 2.73%, 2.35%, 1.84% and 1.65% for Class A, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Returns shown for Class R shares for the period prior to its inception on June 1, 2011 are derived from the historical performance of Class A shares of the Deutsche Alternative Asset Allocation Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on July 31, 2007. The performance shown for each index is for the time period of July 31, 2007 through September 30, 2014, which is based on the performance period of the life of the Fund.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Blended Index consists of 70% in the MSCI World Index and 30% in the Barclays U.S. Aggregate Bond Index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class S	Institutional Class
Net Asset Value
9/30/14	$9.58	$9.53	$9.64	$9.51	$9.52
3/31/14	$9.56	$9.53	$9.62	$9.49	$9.49
Distribution Information as of 9/30/14
Income Dividends, Six Months	$.06	$.04	$.05	$.06	$.06

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of September 30, 2014 (Unaudited)
	Shares	Value ($)

Mutual Funds 80.4%
Deutsche Diversified Market Neutral Fund "Institutional" (a)	6,391,075	55,091,070
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	4,594,436	66,205,822
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	3,841,421	40,219,676
Deutsche Floating Rate Fund "Institutional" (a)	9,014,992	83,749,277
Deutsche Global Inflation Fund "Institutional" (a)	4,532,297	45,141,679
Deutsche Global Infrastructure Fund "Institutional" (a)	7,851,592	120,129,358
Deutsche Global Real Estate Securities Fund "Institutional" (a)	2,800,467	24,112,019
Deutsche Real Estate Securities Fund "Institutional" (a)	848,569	18,685,483
Deutsche Real Estate Securities Income Fund "Institutional" (a)	567,853	5,911,348
Total Mutual Funds (Cost $421,860,834)		459,245,732

Exchange-Traded Funds 17.5%
iShares Global Energy Fund	299,745	13,140,821
iShares North American Natural Resources Fund	314,287	14,064,343
SPDR Barclays Convertible Securities Fund	1,459,482	72,463,281
Total Exchange-Traded Funds (Cost $90,831,796)		99,668,445

Cash Equivalents 2.2%
Central Cash Management Fund, 0.05% (a) (b) (Cost $12,674,036)	12,674,036	12,674,036

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $525,366,666)†	100.1	571,588,213
Other Assets and Liabilities, Net	(0.1)	(359,822)
Net Assets	100.0	571,228,391

† The cost for federal income tax purposes was $544,160,463. At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $27,427,750. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,100,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,672,683.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Mutual Funds	$459,245,732	$—	$—	$459,245,732
Exchange-Traded Funds	99,668,445	—	—	99,668,445
Short-Term Investment	12,674,036	—	—	12,674,036
Total	$571,588,213	$—	$—	$571,588,213

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of September 30, 2014 (Unaudited)
Assets
Investments: Investments in affiliated Underlying Funds, at value (cost $434,534,870)	$471,919,768
Investments in non-affiliated Underlying Funds, at value (cost $90,831,796)	99,668,445
Total investments in securities, at value (cost $525,366,666)	571,588,213
Cash	108
Receivable for Fund shares sold	628,046
Interest receivable	463
Other assets	50,167
Total assets	572,266,997
Liabilities
Payable for Fund shares redeemed	397,562
Accrued management fee	115,303
Accrued Trustees' fees	4,237
Other accrued expenses and payables	521,504
Total liabilities	1,038,606
Net assets, at value	$571,228,391
Net Assets Consist of
Undistributed net investment income	5,008,685
Net unrealized appreciation (depreciation) on investments	46,221,547
Accumulated net realized gain (loss)	(89,684,876)
Paid-in capital	609,683,035
Net assets, at value	$571,228,391

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($167,553,232 ÷ 17,485,275 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.58
Maximum offering price per share (100 ÷ 94.25 of $9.58)	$10.16
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($112,211,580 ÷ 11,773,830 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.53
Class R Net Asset Value, offering and redemption price per share ($2,317,856 ÷ 240,548 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.64
Class S Net Asset Value, offering and redemption price per share ($172,857,448 ÷ 18,169,593 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.51
Institutional Class Net Asset Value, offering and redemption price per share ($116,288,275 ÷ 12,214,029 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.52

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended September 30, 2014 (Unaudited)
Investment Income
Income distributions from affiliated Underlying Funds	$5,594,219
Dividends	1,200,328
Total income	6,794,547
Expenses: Management fee	586,591
Administration fee	293,296
Services to shareholders	402,576
Distribution and service fees	772,573
Custodian fee	2,505
Professional fees	42,315
Reports to shareholders	53,836
Registration fees	35,683
Trustees' fees and expenses	13,167
Other	4,334
Total expenses before expense reductions	2,206,876
Expense reductions	(479,297)
Total expenses after expense reductions	1,727,579
Net investment income	5,066,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	(77,121)
Sale of non-affiliated Underlying Funds	1,278,678
Capital gain distributions from affiliated Underlying Funds	259,716
1,461,273
Change in net unrealized appreciation (depreciation) on: Investments	(1,720,653)
Net gain (loss)	(259,380)
Net increase (decrease) in net assets resulting from operations	$4,807,588

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Operations: Net investment income	$5,066,968	$8,315,289
Operations: Net investment income	$5,066,968	$8,315,289
Net realized gain (loss)	1,461,273	9,890,873
Change in net unrealized appreciation (depreciation)	(1,720,653)	(11,171,813)
Net increase (decrease) in net assets resulting from operations	4,807,588	7,034,349
Distributions to shareholders from: Net investment income: Class A	(1,125,001)	(2,818,628)
Class C	(453,137)	(554,462)
Class R	(14,819)	(24,249)
Class S	(973,820)	(3,269,000)
Institutional Class	(726,564)	(1,467,029)
Total distributions	(3,293,341)	(8,133,368)
Fund share transactions: Proceeds from shares sold	79,755,130	185,500,113
Reinvestment of distributions	3,086,785	7,353,465
Payments for shares redeemed	(97,669,398)	(306,242,122)
Net increase (decrease) in net assets from Fund share transactions	(14,827,483)	(113,388,544)
Increase (decrease) in net assets	(13,313,236)	(114,487,563)
Net assets at beginning of period	584,541,627	699,029,190
Net assets at end of period (including undistributed net investment income of $5,008,685 and $3,235,058, respectively)	$571,228,391	$584,541,627

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended March 31,
Class A	Six Months Ended 9/30/14 (Unaudited)		2014		2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.56		$9.53		$9.13	$9.67	$8.71	$6.72
Income (loss) from investment operations: Net investment incomea	.08		.13		.20	.38	.17	.20
Net realized and unrealized gain (loss)	(.00	)***	.03	f	.40	(.56)	.90	2.08
Total from investment operations	.08		.16		.60	(.18)	1.07	2.28
Less distributions from: Net investment income	(.06)		(.13)		(.20)	(.36)	(.11)	(.29)
Net asset value, end of period	$9.58		$9.56		$9.53	$9.13	$9.67	$8.71
Total Return (%)b,c,d	.78	**	1.68		6.57	(1.77)	12.43	34.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168		197		238	262	293	221
Ratio of expenses before expense reductions (%)e	.70	*	.76		.75	.76	.79	.83
Ratio of expenses after expense reductions (%)e	.55	*	.57		.52	.47	.47	.47
Ratio of net investment income (%)	1.72	*	1.35		2.17	4.10	1.94	2.44
Portfolio turnover rate (%)	20	**	41		30	32	24	18
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended March 31, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended March 31,
Class C	Six Months Ended 9/30/14 (Unaudited)		2014		2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.53		$9.48		$9.09	$9.61	$8.68	$6.69
Income (loss) from investment operations: Net investment incomea	.05		.06		.13	.31	.11	.14
Net realized and unrealized gain (loss)	(.01)		.03	f	.39	(.56)	.89	2.06
Total from investment operations	.04		.09		.52	(.25)	1.00	2.20
Less distributions from: Net investment income	(.04)		(.04)		(.13)	(.27)	(.07)	(.21)
Net asset value, end of period	$9.53		$9.53		$9.48	$9.09	$9.61	$8.68
Total Return (%)b,c,d	.38	**	.94		5.78	(2.53)	11.63	33.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		119		155	162	176	138
Ratio of expenses before expense reductions (%)e	1.44	*	1.51		1.49	1.49	1.55	1.56
Ratio of expenses after expense reductions (%)e	1.30	*	1.32		1.28	1.22	1.22	1.22
Ratio of net investment income (%)	1.01	*	.60		1.45	3.37	1.19	1.69
Portfolio turnover rate (%)	20	**	41		30	32	24	18
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended March 31, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

			Years Ended March 31,
Class R	Six Months Ended 9/30/14 (Unaudited)		2014		2013	Period Ended 3/31/12a
Selected Per Share Data
Net asset value, beginning of period	$9.62		$9.59		$9.17	$9.65
Income (loss) from investment operations: Net investment incomeb	.07		.11		.20	.36
Net realized and unrealized gain (loss)	(.00	)***	.02	f	.39	(.54)
Total from investment operations	.07		.13		.59	(.18)
Less distributions from: Net investment income	(.05)		(.10)		(.17)	(.30)
Net asset value, end of period	$9.64		$9.62		$9.59	$9.17
Total Return (%)c,d	.73	**	1.52		6.39	(1.77	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3		2	.001
Ratio of expenses before expense reductions (%)e	1.08	*	1.13		1.07	3.62	*
Ratio of expenses after expense reductions (%)e	.77	*	.77		.76	.72	*
Ratio of net investment income (%)	1.49	*	1.15		2.17	4.73	*
Portfolio turnover rate (%)	20	**	41		30	32
a For the period from June 1, 2011 (commencement of operations) to March 31, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
e The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f The amount of net realized and unrealized gain shown for a share outstanding for the period ended March 31, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended March 31,
Class S	Six Months Ended 9/30/14 (Unaudited)		2014		2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.47		$9.07	$9.61	$8.66	$6.69
Income (loss) from investment operations: Net investment incomea	.10		.14		.22	.40	.20	.22
Net realized and unrealized gain (loss)	(.02)		.02	e	.40	(.56)	.89	2.07
Total from investment operations	.08		.16		.62	(.16)	1.09	2.29
Less distributions from: Net investment income	(.06)		(.14)		(.22)	(.38)	(.14)	(.32)
Net asset value, end of period	$9.51		$9.49		$9.47	$9.07	$9.61	$8.66
Total Return (%)b,c	.82	**	1.88		6.74	(1.49)	12.66	34.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	173		163		259	230	250	170
Ratio of expenses before expense reductions (%)d	.52	*	.62		.57	.61	.62	.71
Ratio of expenses after expense reductions (%)d	.37	*	.42		.34	.22	.22	.22
Ratio of net investment income (%)	1.98	*	1.50		2.42	4.37	2.19	2.69
Portfolio turnover rate (%)	20	**	41		30	32	24	18
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e The amount of net realized and unrealized gain shown for a share outstanding for the period ended March 31, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

			Years Ended March 31,
Institutional Class	Six Months Ended 9/30/14 (Unaudited)		2014		2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.49		$9.47		$9.07	$9.61	$8.65	$6.69
Income (loss) from investment operations: Net investment incomea	.10		.17		.24	.41	.20	.22
Net realized and unrealized gain (loss)	(.01)		.02	e	.38	(.57)	.90	2.06
Total from investment operations	.09		.19		.62	(.16)	1.10	2.28
Less distributions from: Net investment income	(.06)		(.17)		(.22)	(.38)	(.14)	(.32)
Net asset value, end of period	$9.52		$9.49		$9.47	$9.07	$9.61	$8.65
Total Return (%)b,c	.98	**	2.02		6.87	(1.50)	12.80	34.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116		102		44	42	41	14
Ratio of expenses before expense reductions (%)d	.45	*	.43		.45	.45	.41	.46
Ratio of expenses after expense reductions (%)d	.21	*	.21		.22	.22	.22	.22
Ratio of net investment income (%)	2.14	*	1.84		2.56	4.45	2.19	2.69
Portfolio turnover rate (%)	20	**	41		30	32	24	18
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.
d The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e The amount of net realized and unrealized gain shown for a share outstanding for the period ended March 31, 2014 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Alternative Asset Allocation Fund (formerly DWS Alternative Asset Allocation Fund) (the "Fund") is a diversified series of Deutsche Market Trust (formerly DWS Market Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund mainly invests in other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds"), non-affiliated exchange-traded funds ("Non-affiliated ETFs") and derivative investments. Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETF securities are generally categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $72,352,000, including $36,529,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2017 ($1,048,000) and March 31, 2018 ($35,481,000), the respective expiration dates, whichever occurs first; and approximately $35,823,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($4,394,000) and long-term losses ($31,429,000).

The Fund has reviewed the tax positions for the open tax years as of March 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Underlying Funds

During the six months ended September 30, 2014, purchases and sales of affiliated Underlying Funds (excluding short-term investments and money market funds) aggregated $84,675,489 and $122,723,807, respectively. Purchases and sales of non-affiliated ETFs (excluding short-term investments and money market funds) aggregated $32,212,224 and $14,031,993, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. However, the Advisor will receive management fees from managing the Underlying Deutsche Funds in which the Fund invests.

The Fund does not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. At September 30, 2014, the Fund held greater than 5% of the following Underlying Deutsche Funds' outstanding shares: approximately 30% of Deutsche Global Inflation Fund, 28% of Deutsche Real Estate Securities Income Fund, 24% of Deutsche Diversified Market Neutral Fund, 16% of Deutsche Enhanced Emerging Markets Fixed Income Fund and 10% of Enhanced Commodity Strategy Fund.

The management fee payable under the Investment Management Agreement is equivalent to the annual rate of 0.20% of the Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, the Advisor will receive management fees from managing the Underlying Deutsche Funds in which the Fund invests.

For the period from April 1, 2014 through July 31, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) of each class as follows:
Class A	.68%
Class C	1.43%
Class R	.93%
Class S	.53%
Institutional Class	.43%

In addition, for the period from April 1, 2014 through September 30, 2014 and for the period from April 1, 2014 through March 31, 2015 for Class R and Institutional Class shares, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) of each class as follows:
Class A	.57%
Class C	1.32%
Class R	.77%
Class S	.42%
Institutional Class	.21%

The voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Effective August 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) of each class as follows:
Class A	.57%
Class C	1.32%
Class R	.82%
Class S	.42%
Institutional Class	.32%

For the six months ended September 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$137,805
Class C	85,073
Class R	4,180
Class S	118,543
Institutional Class	133,696
$479,297

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2014, the Administration Fee was $293,296, of which $47,760 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2014
Class A	$6,245	$6,245
Class C	—	—
Class R	399	205
Class S	11	11
Institutional Class	188	188
	$6,843	$6,649

Distribution and Service Fees. Under the Fund's Class C and Class R 12b-1 Plans, DeAWM Distributors, Inc., ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended September 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2014
Class C	$442,153	$70,669
Class R	3,418	526
	$445,571	$71,195

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, Class C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2014	Annualized Rate
Class A	$195,786	$73,884	.21%
Class C	127,797	48,182	.22%
Class R	3,419	1,124	.25%
	$327,002	$123,190

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid by shareholders in connection with the distribution of Class A shares for the six months ended September 30, 2014, aggregated $8,092.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2014, the CDSC for the Fund's Class C shares aggregated $1,838. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended September 30, 2014, DDI received $431 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $19,939, of which $9,063 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,423,979	$13,847,691	4,719,175	$44,092,708
Class C	377,791	3,660,754	1,076,074	10,037,612
Class R	100,330	981,879	245,521	2,314,136
Class S	4,241,971	41,114,806	6,198,687	57,824,997
Institutional Class	2,083,437	20,150,000	7,692,901	71,230,660
		$79,755,130		$185,500,113
Shares issued to shareholders in reinvestment of distributions
Class A	111,745	$1,097,339	291,540	$2,696,283
Class C	41,900	410,206	53,405	488,977
Class R	1,500	14,819	2,589	24,053
Class S	87,976	857,763	293,123	2,688,479
Institutional Class	72,478	706,658	157,893	1,455,673
		$3,086,785		$7,353,465
Shares redeemed
Class A	(4,647,619)	$(45,360,449)	(9,419,066)	$(87,904,229)
Class C	(1,187,872)	(11,505,939)	(4,947,668)	(45,999,074)
Class R	(148,199)	(1,438,844)	(181,319)	(1,698,227)
Class S	(3,387,288)	(32,709,825)	(16,661,658)	(154,350,233)
Institutional Class	(687,275)	(6,654,341)	(1,754,757)	(16,290,359)
		$(97,669,398)		$(306,242,122)
Net increase (decrease)
Class A	(3,111,895)	$(30,415,419)	(4,408,351)	$(41,115,238)
Class C	(768,181)	(7,434,979)	(3,818,189)	(35,472,485)
Class R	(46,369)	(442,146)	66,791	639,962
Class S	942,659	9,262,744	(10,169,848)	(93,836,757)
Institutional Class	1,468,640	14,202,317	6,096,037	56,395,974
		$(14,827,483)		$(113,388,544)

E. Transactions with Affiliates

The Fund mainly invests in Underlying Deutsche Funds and Non-affiliated ETFs. The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended September 30, 2014 is as follows:
Affiliate	Value ($) at 3/31/2014	Purchases ($)	Sales ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 9/30/2014
Deutsche Diversified Market Neutral Fund	87,272,491	50,000	31,741,000	(3,026,468)	—	—	55,091,070
Deutsche Enhanced Commodity Strategy Fund	74,513,923	1,355,421	2,243,000	(274,872)	1,237,421	—	66,205,822
Deutsche Enhanced Emerging Markets Fixed Income Fund	81,284,651	923,550	42,667,000	996,901	879,550	—	40,219,676
Deutsche Floating Rate Fund	98,725,790	2,343,198	15,646,000	(124,574)	1,854,198	—	83,749,277
Deutsche Global Inflation Fund	22,846,607	22,990,825	—	—	531,825	—	45,141,679
Deutsche Global Infrastructure Fund	102,677,232	15,516,582	7,425,000	458,911	830,449	171,133	120,129,358
Deutsche Global Real Estate Securities Fund	18,931,829	10,822,000	6,000,000	2,490,487	—	—	24,112,019
Deutsche Real Estate Securities Fund	—	24,538,014	5,225,000	(79,776)	155,247	55,767	18,685,483
Deutsche Real Estate Securities Income Fund	—	6,135,899	—	—	103,083	32,816	5,911,348
PowerShares DB U.S. Dollar Index Bullish ETF	11,827,915	—	11,776,807	(517,730)	—	—	—
Central Cash Management Fund	6,660,563	65,622,175	59,608,702	—	2,446	—	12,674,036
Total	504,741,001	150,297,664	182,332,509	(77,121)	5,594,219	259,716	471,919,768

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying Funds in which the Fund invests. These expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimate in the table. In the most recent six-month period, the Fund limited the ongoing expenses the Fund bears directly; had it not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2014 to September 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 4/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/14	$1,007.80	$1,003.80	$1,007.30	$1,008.20	$1,009.80
Expenses Paid per $1,000*	$2.77	$6.53	$3.87	$1.86	$1.06
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class S	Institutional Class
Beginning Account Value 4/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/14	$1,022.31	$1,018.55	$1,021.21	$1,023.21	$1,024.02
Expenses Paid per $1,000*	$2.79	$6.58	$3.90	$1.88	$1.07

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class R	Class S	Institutional Class
Deutsche Alternative Asset Allocation Fund	.55%	1.30%	.77%	.37%	.21%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Alternative Asset Allocation Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2014. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"). The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund, but did receive such information with respect to the funds in which the Fund invests.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	AAAAX	AAAPX	AAASX	AAAZX
CUSIP Number	25159K 879	25159K 887	25159K 804	25159K 705
Fund Number	487	787	2087	1487

For shareholders of Class R
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	AAAQX
CUSIP Number	25159K 200
Fund Number	1587

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DAAAF-3
IR-024413-4 11/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 28, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 28, 2014